Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	ANCHOR SERIES TRUST
Central Index Key	0000726735
Amendment Flag	false
Document Creation Date	Apr. 18, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	May 01, 2016
Asset Allocation Portfolio | Class 1
Prospectus:
Trading Symbol	STAAA
Asset Allocation Portfolio | Class 2
Prospectus:
Trading Symbol	STAAB
Capital Appreciation Portfolio | Class 1
Prospectus:
Trading Symbol	ASCAA
Capital Appreciation Portfolio | Class 2
Prospectus:
Trading Symbol	ASCAB
Government and Quality Bond Portfolio | Class 1
Prospectus:
Trading Symbol	ASGQA
Government and Quality Bond Portfolio | Class 2
Prospectus:
Trading Symbol	ASGQB
Growth and Income Portfolio | Class 1
Prospectus:
Trading Symbol	ASGIA
Growth Portfolio | Class 1
Prospectus:
Trading Symbol	ASGRA
Growth Portfolio | Class 2
Prospectus:
Trading Symbol	ASGRB
Natural Resources Portfolio | Class 1
Prospectus:
Trading Symbol	ASNRA
Natural Resources Portfolio | Class 2
Prospectus:
Trading Symbol	ASNRB
SA BlackRock Multi-Asset Income Portfolio | Class 1
Prospectus:
Trading Symbol	ASMAA
Strategic Multi-Asset Portfolio | Class 1
Prospectus:
Trading Symbol	ASTMA